INCOME TAXES - Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation between the provision for income tax computed by applying Canadian federal and provincial statutory tax rates to income before income taxes and the actual provision and benefit for income taxes
Combined federal and provincial income tax rate (as a percent)	27.00%	27.00%	27.00%
Effect of permanent difference (as a percent)	(1.00%)	(11.00%)	(18.00%)
Effect of different tax rate on earnings in other jurisdictions (as a percent)	3.00%		(7.00%)
Effect of tax holiday (as a percent)	(4.00%)	(1.00%)	(2.00%)
Unrecognized tax provision (as a percent)	(3.00%)	4.00%
Change in valuation allowance (as a percent)	(3.00%)	7.00%	(6.00%)
Effect of change in tax rate	(1.00%)	(3.00%)	39.00%
Others (as a percent)	2.00%	(3.00%)	(5.00%)
Actual income tax rate (as a percent)	20.00%	20.00%	28.00%
Additional disclosure
Withholding income tax rate on dividends distributed by foreign invested enterprises (as a percent)	10.00%
Undistributed earnings of subsidiaries and affiliates considered to be permanently reinvested	$ 625,900,000
Provision for withholding income tax on dividend	$ 0
Preferential withholding tax rate (as a percent)	5.00%
Aggregate amount and per share effect of the tax holiday
The aggregate amount (in dollars)	$ 7,956,000	$ 3,089,000	$ 2,850,000
Per share effect - basic (in dollars per share)	$ 0.13	$ 0.05	$ 0.05
Per share effect - diluted (in dollars per share)	$ 0.13	$ 0.05	$ 0.05
Minimum
Additional disclosure
Unrecognized deferred tax liabilities	$ 31,300,000
Withholding tax rate (as a percent)	5.00%
Maximum
Additional disclosure
Unrecognized deferred tax liabilities	$ 62,600,000
Withholding tax rate (as a percent)	10.00%